LONG-TERM DEBT	12 Months Ended
Mar. 31, 2017
LONG-TERM DEBT
LONG-TERM DEBT

10.LONG-TERM DEBT

Short-term debt of ¥52,000 thousand and ¥1,000,000 thousand as of March 31, 2016 and 2017 consists of bank borrowings with a weighted average interest rate of 0.5% and 0.36%.

The components of long-term debt as of March 31, 2016 and 2017, are summarized as follows:

	Thousands of Yen
	2016		2017
	Weighted		Weighted
	average		average
	interest	2016	interest	2017
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates, and various maturities due 2020	1.1%	¥1,782,642	0.4%	¥1,810,694
Unsecured, various rates and various maturities, due 2019 through 2022	1.3%	2,552,718	0.4%	3,629,079
Capital lease obligations, due 2018	1.7%	5,613	0.6%	120,247
Zero coupon convertible bonds, due 2019	―	—	―	1,185,502
		4,340,973		6,745,522
Less: current portion		703,986		808,229
		¥3,636,987		¥5,937,293

The aggregate annual maturities of long-term debt after March 31, 2017, are as follows:

Years ending
March 31,	Thousands of Yen
2018	¥808,229
2019	906,383
2020	1,968,128
2021	2,709,106
2022	268,125
Thereafter	85,551
¥6,745,522

As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

In the year ended March 31, 2016 and 2017, the Company borrowed ¥3,761,546 thousand and ¥1,855,897 thousand from two banks, respectively. The balance of such borrowings as of March 31, 2016 and 2017 was ¥4,247,860 thousand and ¥4,336,877 thousand, respectively.

Credit Line

Under a ¥700,000 thousand five year syndicated loan arrangement entered into with a consortium of banks on September 27, 2011, the Company borrowed ¥350,000 thousand when the arrangement was signed and an additional ¥350,000 thousand in May 2012. As of March 31, 2016 and 2017, the balance of such borrowings was ¥87,500 thousand and ¥0 thousand, respectively.

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that originally matured on December 27, 2013. The Company renewed the agreement to extend the maturity to December 22, 2017. Any further extension of the maturity date of the credit facility is subject to the consortium’s approval. As of March 31, 2017, the balance of borrowings under this facility was ¥1,000,000 thousand.

Under a ¥ 1,000,000 thousand syndicated loan arrangement entered into with a consortium of banks on July 26, 2016, and a ¥300,000 thousand six year syndicated loan arrangement entered into with a consortium of banks on September 27, 2016, the Company borrowed ¥1,300,000 thousand with both agreements. As of March 31, 2017, the balance of such borrowings was ¥1,300,000 thousand.

The Company entered into a ¥90,000 thousand one year bank overdraft arrangement with certain bank for which the unused balance outstanding as of March 31, 2017 was ¥90,000 thousand.

Convertible bonds

In December 2016, the Company issued unsecured zero coupon convertible bonds due in November 2019 in the aggregate face amount of ¥2,500,000 thousand at par for ¥2,500,000 thousand. The conversion price is ¥813 per common stock and are convertible to the Company’s common stock at the option of the holders at any time on or after December 2016. The bond holder may require the Company to redeem the bonds outstanding on or after December 1, 2016 through November 30, 2017, December 1, 2017 through November 30, 2018 and December 1, 2018 through November 30, 2019 at 100.5%,  101.0% and 101.5% of the face amount, respectively. In addition, the Company has the option to redeem all of the bonds outstanding at 110.0% of the face amount. The bonds contain beneficial conversion features and the proceeds equal to the intrinsic value of the features amounted to ¥100,272 thousand are recognized in “Additional paid-in capital” on the Company’s consolidated balance sheets. There are no other embedded features which the Company is required to bifurcate and are accounted for separately from the bonds.

During the year ended March 31, 2017, prior to the maturity date, convertible bonds with a face amount of ¥1,250,000 thousand were converted into 1,537,502 equity shares of the Company at a conversion price of ¥813 per share. The Company recorded an increase of ¥625,000 thousand in "Common stock" and ¥719,715 thousand, net of issuance cost of ¥5,557 thousand in "Additional paid-in capital." The carrying amount of the bonds, with the accretion of discounts, is included in "Long-term debt" in the Company's consolidated balance sheets.

Financial Covenants

There are restrictive covenants related to the bank borrowings of ¥3,608,150 thousand as of March 31, 2017, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under accounting principles generally accepted in Japan (“Japanese GAAP”). FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2015 of ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any two consecutive fiscal years. FRONTEO is in compliance with these restrictive covenants at March 31, 2017.

There are restrictive covenants related to the bank borrowings of ¥210,337 thousand as of March 31, 2017, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2015; ¥5,032,824 thousand on a stand-alone basis and ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any two consecutive fiscal years. FRONTEO is in compliance with these restrictive covenants at March 31, 2017.

There are restrictive covenants related to the syndicated loan of ¥1,300,000 thousand as of March 31, 2017, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2016; ¥5,187,455 thousand on a stand-alone basis and ¥4,657,450 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any two consecutive fiscal years. FRONTEO is in compliance with these restrictive covenants at March 31, 2017.

There are restrictive covenants related to the revolving credit facility of ¥1,000,000 thousand as of March 31, 2017, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2012; ¥2,607,338 thousand on a stand-alone basis and ¥2,655,320 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any fiscal years. As of March 31, 2017, FRONTEO is not in compliance with these restrictive covenants. Subsequent to the year end, one of Japanese banks determined not to extend the maturity on the outstanding loans and the Company repaid in an aggregate principal amount of ¥200,000 thousand to the bank. The other Japanese banks extended the maturity on the outstanding loans in June and July 2017 and the remaining principal amount of ¥800,000 thousand are classified as short-term bank borrowing and will become due on December 22, 2017, unless further extension of the maturity of the credit facility will be submitted and approved by the consortium.

As of March 31, 2017, the Company pledged the common stock of its subsidiary in the U.S. with carrying value of ¥4,394,269 thousand as security for a borrowing from bank of ¥1,999,582 thousand.